OTHER NON-CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER NON-CURRENT ASSETS
Long-term restricted cash	¥ 11,938		¥ 16,600
Long-term lease deposits	1,348		1,797
Others	301		435
Total	¥ 13,587	$ 1,970	¥ 18,832